Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 251,932	$ 792,204
Residual value	5.00%
Grants received	$ 161,700	231,918	$ 1,061,274
Shipping and handling costs	17,983,764	26,307,998	15,299,849
Advertising costs	$ 122,316	213,972	78,305
Percentage of tax benefit	50.00%
PRC tax authorities term	5 years
Cash and cash equivalents	$ 436,788	1,324,809
Restricted cash	251,932	792,204	1,062
Shipping and Handling [Member]
Significant Accounting Policies (Details) [Line Items]
Shipping and handling costs	$ 173,784	$ 172,465	$ 191,671